Stock Based Compensation (Details 1) (Stock Options [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Summary of changes in options outstanding
Shares Outstanding, Beginning balance	825,214	253,077
Shares, Granted	156,000	592,450
Shares, Forfeited/Cancelled	(255,262)	(20,313)
Shares, Exercised
Shares Outstanding, Ending balance	725,952	825,214
Exercise price per share, Granted	$ 5.00
Exercise price per share, Exercised
Weighted Average Exercise Price, Beginning Balance	$ 4.62	$ 6.28
Weighted Average Exercise Price, Granted	$ 5.00	$ 4.00
Weighted Average Exercise Price, Forfeited/Cancelled	$ 5.26	$ 8.18
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Ending Balance	$ 3.82	$ 4.62
Minimum [Member]
Summary of changes in options outstanding
Exercise price per share, Beginning balance	$ 0.40	$ 0.40
Exercise price per share, Granted	$ 5.00	$ 3.00
Exercise price per share Forfeited/Cancelled	$ 5.00	$ 4.00
Exercise price per share, Ending balance	$ 0.40	$ 0.40
Maximum [Member]
Summary of changes in options outstanding
Exercise price per share, Beginning balance	$ 11.42	$ 11.42
Exercise price per share, Granted	$ 5.00	$ 11.42
Exercise price per share Forfeited/Cancelled	$ 11.42	$ 11.42
Exercise price per share, Ending balance	$ 11.42	$ 11.42